Debt - Summary of German Private Placement Tranches (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Value		$ 393,532
German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying Value		$ 116,699	$ 294,504
October 2022 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 21.5
Interest Rate		0.68%
Carrying Value		$ 0	24,340
October 2022 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 64.5
Carrying Value		$ 0	73,020
October 2022 | EURIBOR | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.50%	0.50%
October 2022 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount		$ 45,000
Carrying Value		$ 0	44,976
October 2022 | LIBOR | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	1.20%	1.20%
October 2022 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 25.0
Carrying Value		$ 0	28,298
October 2022 | EURIBOR | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.50%	0.50%
June 2024 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 64.0
Interest Rate		1.09%
Carrying Value		$ 68,215	72,405
June 2024 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 31.0
Carrying Value		$ 33,041	35,071
June 2024 | EURIBOR | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.70%	0.70%
June 2027 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 14.5
Interest Rate		1.61%
Carrying Value		$ 15,443	$ 16,394
July 2025 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 51.5
Carrying Value		$ 54,803
July 2025 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.55%	0.55%
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 62.0
Interest Rate		2.741%
Carrying Value		$ 65,967
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 29.5
Carrying Value		$ 31,388
July 2027 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	0.70%	0.70%
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 37.0
Carrying Value		$ 39,365
July 2029 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate		3.044%
Interest Rate	0.85%	0.85%
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 103.0
Carrying Value		$ 109,585
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	9.5
Interest Rate		3.386%
Carrying Value		$ 10,107
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 7.5
Carrying Value		$ 7,979
July 2032 | EURIBOR | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Rate	1.00%	1.00%
August 2035 | German Private Placement (2022 Schuldschein)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 70.0
Interest Rate		3.04%
August 2035 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount | €	€ 70.0
Interest Rate		3.04%
Carrying Value		$ 74,338